Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories [Line Items]
Inventories	$ 85,187	$ 83,925
Gross carrying amount [Member]
Disclosure Of Inventories [Line Items]
Raw materials and supplies	19,712	25,717
Work in progress	19,118	15,598
Finished goods	50,309	46,592
Inventories	89,139	87,907
Accumulated impairment [Member]
Disclosure Of Inventories [Line Items]
Inventories	$ (3,952)	$ (3,982)